FINANCIAL RISK MANAGEMENT (Details) - Interest Rate Risk - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Fair value hedges [member]
FINANCIAL RISK MANAGEMENT (Details) - Interest Rate Risk [Line Items]
Derivative, Notional Amount	£ 150,971	£ 109,670
Hedging instrument, assets	760	738
Gains (losses) on hedging instrument, fair value hedges	94	(420)
Gains (losses) on hedged item attributable to hedged risk, fair value hedges	(32)	484
Cash flow hedges [member]
FINANCIAL RISK MANAGEMENT (Details) - Interest Rate Risk [Line Items]
Derivative, Notional Amount	556,945	549,099
Hedging instrument, liabilities	486	456
Gain (loss) on hedge ineffectiveness recognised in profit or loss	£ (25)	£ (21)